Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year	$ 17,537	$ 9,026	$ 7,671
Increases (reductions) related to prior year tax positions	(5,921)	8,602	1,335
Increases related to current year tax positions	2,044	1,255	166
Reductions as a result of a lapse of the statute of limitations	(1,137)	(1,346)	(146)
Gross unrecognized tax benefits at the end of the year	$ 12,523	$ 17,537	$ 9,026